Fair Value Measurements (Details 1) - Level 3 [Member]	9 Months Ended
Sep. 30, 2015 USD ($)
Summary of change in the fair value of warrant liability
Fair value as of January 1, 2015	$ 266,524
Issuance of warrants	1,677,148
Reclassification to additional paid-in capital	$ (1,943,672)
Fair value as of September 30, 2015